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<SEQUENCE>1
<FILENAME>t305089.txt



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       Dec 31, 2012
                                               ----------------------------


Check here if Amendment [  X  ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):  [ X ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         RiverFront Investment Group, LLC
Address:      1214 East Cary Street
              Richmond, VA  23219


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Wendy Smailes
Title:   Chief Compliance Officer
Phone:   (804) 549-4814

Signature, Place, and Date of Signing:

/s/ Wendy L. Smailes            Richmond, Virginia             Dec 31, 2012
------------------             ---------------------          -----------------
   [Signature]                    [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                          0
                                                          ----

Form 13F Information Table Entry Total:                    87
                                                          ----

Form 13F Information Table Value Total:             $2,634,749
                                                  ------------
                                                   (thousands)




List of Other Included Managers:

{None}

                          TITLE OF              VALUE   SHARES/  SH/ PUT/   INVSTMT    OTHER           VOTING AUTHORITY
NAME OF ISSUER               CLASS    CUSIP    (x$1000) PRN AMT PRN CALL   DSCRETN   MANAGERS    SOLE                 SHARED   NONE

-----------------------------------------------------------------------------------------------------------------------

AMERICAN CAMPUS CMNTYS INC COM COM   024835100    275     5953    SH       SOLE                 5953       0         0
ANIXTER INTL INC COM           COM   035290105    299     4671    SH       SOLE                 4671       0         0
APPLE COMPUTER INC             COM   037833100  33526    62998    SH       SOLE                62678       0         0
BIOMED RLTY TR INC COM         COM   09063H107    231    11944    SH       SOLE                11944       0         0
BMC SOFTWARE INC COM           COM   055921100    237     5970    SH       SOLE                 5970       0         0
CBRE GROUP INC CL A            COM   12504L109   4547   228519    SH       SOLE               224077       0         0
CLAYMORE EXCHANGE-TRADED FD WI COM   18383M308   6238   337576    SH       SOLE               325222       0         0
CRACKER BARREL OLD CTRY STORCO COM   22410J106   3987    62040    SH       SOLE                60892       0         0
CREDIT SUISSE NASSAU BRH ETN L COM   22542D852  21325   883391    SH       SOLE               883391       0         0
EAST WEST BANCORP INC COM      COM   27579R104    307    14271    SH       SOLE                14271       0         0
ESTERLINE TECHNOLOGIES CORP CO COM   297425100    331     5198    SH       SOLE                 5198       0         0
EXXON MOBIL CORP               COM   30231G102   4872    56290    SH       SOLE                55336       0         0
FAMILY DLR STORES INC COM      COM   307000109    223     3511    SH       SOLE                 3511       0         0
FIRST TR DJS MICROCAP INDEX CO COM   33718M105   2995   131196    SH       SOLE               125918       0         0
FIRST TR EXCHANGE TRADED FD DJ COM   33733E302   4039   103640    SH       SOLE               101495       0         0
GASCO ENERGY INC COM           COM   367220100      3    40000    SH       SOLE                40000       0         0
GLOBAL X FDS GLB X ASEAN 40    COM   37950E648  10173   597005    SH       SOLE               589682       0         0
INTERPUBLIC GROUP COS INC COM  COM   460690100    282    25552    SH       SOLE                25552       0         0
INVESCO LTD SHS                COM   G491BT108    337    12904    SH       SOLE                12904       0         0
ISHARES INC MSCI CDA INDEX     COM   464286509   3550   125000    SH       SOLE               122972       0         0
ISHARES INC MSCI EMU INDEX     COM   464286608  22773   680617    SH       SOLE               670366       0         0
ISHARES INC MSCI GERMAN        COM   464286806  17721   717436    SH       SOLE               704325       0         0
ISHARES INC MSCI PAC J IDX     COM   464286665  33310   706613    SH       SOLE               702031       0         0
ISHARES INC MSCI SWITZERLD     COM   464286749   7974   297554    SH       SOLE               292957       0         0
ISHARES INC MSCI UTD KINGD     COM   464286699  14647   816475    SH       SOLE               803799       0         0
ISHARES TR DJ US FINL SVC      COM   464287770  66252  1117039    SH       SOLE              1110518       0         0
ISHARES TR HIGH YLD CORP       COM   464288513 104337  1117698    SH       SOLE              1117698       0         0
ISHARES TR JPMORGAN USD        COM   464288281  89822   731513    SH       SOLE               731513       0         0
ISHARES TR LEHMAN 1-3 YR       COM   464288646   1010     9577    SH       SOLE                 9577       0         0
ISHARES TR LEHMAN AGG BND      COM   464287226    335     3013    SH       SOLE                 3013       0         0
ISHARES TR MBS FIXED BDFD      COM   464288588  40694   376828    SH       SOLE               376828       0         0
ISHARES TR MSCI ACJPN IDX      COM   464288182  20622   340748    SH       SOLE               334190       0         0
ISHARES TR MSCI ACWI EX        COM   464288240  14572   347951    SH       SOLE               342523       0         0
ISHARES TR MSCI EAFE IDX       COM   464287465  39777   699572    SH       SOLE               694939       0         0
ISHARES TR MSCI EMERG MKT      COM   464287234  27000   608786    SH       SOLE               599995       0         0
ISHARES TR RSSL MCRCP IDX      COM   464288869   2403    45928    SH       SOLE                45928       0         0
ISHARES TR S&P MIDCAP 400      COM   464287507  14760   145130    SH       SOLE               145130       0         0
ISHARES TR S&P SMLCAP 600      COM   464287804  50722   649449    SH       SOLE               635948       0         0
JOHNSON & JOHNSON              COM   478160104  24038   342901    SH       SOLE               341623       0         0
MCDONALDS CORP                 COM   580135101  23228   263333    SH       SOLE               262390       0         0
MEADWESTVACO CORP COM          COM   583334107  23054   723385    SH       SOLE               721058       0         0
MERCK & COMPANY                COM   58933Y105  13262   323916    SH       SOLE               321852       0         0
METLIFE INC COM                COM   59156R108  22162   672801    SH       SOLE               670501       0         0
MICROCHIP TECHNOLOGY INC COM   COM   595017104    209     6427    SH       SOLE                 6427       0         0
NORDSTROM INC COM              COM   655664100  22287   416580    SH       SOLE               415238       0         0
OIL STATES INTL INC COM        COM   678026105    383     5357    SH       SOLE                 5357       0         0
PENN NATL GAMING INC           COM   707569109    331     6750    SH       SOLE                 6750       0         0
PEOPLES UNITED FINANCIAL INCCO COM   712704105    275    22750    SH       SOLE                22750       0         0
POWERSHARES ETF TR II S&P SMCP COM   73937B803    287     9287    SH       SOLE                 9287       0         0
POWERSHARES ETF TR II S&P SMCP COM   73937B837    324    10972    SH       SOLE                10972       0         0
POWERSHARES ETF TR II S&P SMCP COM   73937B860    471    15338    SH       SOLE                15338       0         0
POWERSHARES ETF TR II S&P SMCP COM   73937B886   4710   133249    SH       SOLE               130633       0         0
POWERSHARES ETF TR II S&P500 H COM   73937B829  51648  2356211    SH       SOLE              2346313       0         0
POWERSHARES ETF TR II S&P500 L COM   73937B779 114735  4145034    SH       SOLE              4145034       0         0
POWERSHARES ETF TRUST DWA TECH COM   73935X153  31219  1118158    SH       SOLE              1102387       0         0
POWERSHARES ETF TRUST INTL DIV COM   73935X716  45173  2853625    SH       SOLE              2837653       0         0
POWERSHARES GLOBAL ETF TRUSTHI COM   73936T557  40458  2101604    SH       SOLE              2101604       0         0
POWERSHARES S&P BANK LOAN PORT COM   73936Q769  98034  3924518    SH       SOLE              3924518       0         0
POWERSHARESETF TRUST DYN SFTWR COM   73935X773    365    13465    SH       SOLE                13465       0         0
QUALCOMM INC COM               COM   747525103  14929   241324    SH       SOLE               239714       0         0
RYDER SYS INC COM              COM   783549108    256     5120    SH       SOLE                 5120       0         0
SCHEIN HENRY INC               COM   806407102    312     3879    SH       SOLE                 3879       0         0
SELECT SECTOR SPDR TR SBI HEAL COM   81369Y209   7368   184754    SH       SOLE               181377       0         0
SELECT SECTOR SPDR TR SBI INT- COM   81369Y506  28772   402859    SH       SOLE               401242       0         0
SELECT SECTOR SPDR TR SBI INT- COM   81369Y886  37278  1067507    SH       SOLE              1064942       0         0
SIRONA DENTAL SYSTEMS INC COM  COM   82966C103    315     4879    SH       SOLE                 4879       0         0
SNAP ON INC COM                COM   833034101    314     3969    SH       SOLE                 3944       0         0
SOTHEBY HLDGS INC CL A         COM   835898107    477    14193    SH       SOLE                14193       0         0
SPDR SERIES TRUST DJ WLSH REIT COM   78464A607  45168   618997    SH       SOLE               618997       0         0
SPDR SERIES TRUST LEHMAN YLD E COM   78464A417 210832  5178865    SH       SOLE              5178865       0         0
SPDR SERIES TRUST S&P METALS M COM   78464A755   4527   100315    SH       SOLE                98336       0         0
TIME WARNER INC NEW            COM   887317303  29323   613065    SH       SOLE               610758       0         0
UBS AG JERSEY BRH ALERIAN INFR COM   902641646  22157   680903    SH       SOLE               680903       0         0
UNITEDHEALTH GROUP INC COM     COM   91324P102  23178   427316    SH       SOLE               425775       0         0
VANGUARD INDEX FDS LARGE CAP E COM   922908637  99288  1523761    SH       SOLE              1512539       0         0
VANGUARD INDEX FDS STK MRK ETF COM   922908769   2432    33187    SH       SOLE                33187       0         0
VANGUARD INTL EQUITY INDEX FEM COM   922042858 233677  5247627    SH       SOLE              5247627       0         0
VANGUARD INTL EQUITY INDEX FEU COM   922042874 207869  4256134    SH       SOLE              4241246       0         0
VANGUARD SCOTTSDALE FDS SHRT-T COM   92206C409  77650   966754    SH       SOLE               966754       0         0
VANGUARD SPECIALIZED PORTFOLDI COM   921908844  83193  1396567    SH       SOLE              1396567       0         0
VANGUARD TAX-MANAGED FD EUROPE COM   921943858  33370   947196    SH       SOLE               931481       0         0
VANGUARD WORLD FDS CONSUM STP  COM   92204A207  51221   582694    SH       SOLE               581190       0         0
VANGUARD WORLD FDS INDUSTRIAL  COM   92204A603  59195   830801    SH       SOLE               826890       0         0
VANGUARD WORLD FDS INF TECH ET COM   92204A702  27198   393543    SH       SOLE               391392       0         0
WISDOMTREE TRUST EMG MKTS SMCA COM   97717W281  21595   436798    SH       SOLE               431125       0         0
WISDOMTREE TRUST JP TOTAL DIVI COM   97717W851  43570  1181413    SH       SOLE              1172082       0         0
WISDOMTREE TRUST LARGECAP DIVI COM   97717W307  86125  1605596    SH       SOLE              1602359       0         0

     LINE COUNT: 87                                                                                        0         0
